Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense And Other Assets Current [Abstract]
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Prepaid rental and deposits	12,660	8,695	1,333
Prepayments to suppliers and other business related expenses	32,954	23,896	3,662
Receivables related to exercise of employee options	4,003	4,696	720
Costs to fulfill contracts with customers	1,686	89	14
Others	6,088	5,470	836
Total	57,391	42,846	6,565